First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments
April 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 71.2%
	Banks – 4.3%
1,224	IBERIABANK Corp. (a)	$50,747
1,247	Texas Capital Bancshares, Inc. (b)	34,642
		85,389
	Beverages – 1.9%
2,439	Craft Brew Alliance, Inc. (b)	36,829
	Biotechnology – 4.4%
22,293	Progenics Pharmaceuticals, Inc. (a) (b)	87,834
	Capital Markets – 8.5%
4,395	GAIN Capital Holdings, Inc.	28,743
1,701	Legg Mason, Inc. (a)	84,761
1,408	TD Ameritrade Holding Corp. (a)	55,292
		168,796
	Commercial Services & Supplies – 7.4%
4,550	Advanced Disposal Services, Inc. (a) (b)	146,738
	Communications Equipment – 2.8%
810	Acacia Communications, Inc. (a) (b)	54,829
	Electronic Equipment, Instruments & Components – 7.6%
3,972	Fitbit, Inc., Class A (b)	26,573
1,860	KEMET Corp. (a)	50,239
532	Tech Data Corp. (a) (b)	74,820
		151,632
	Health Care Equipment & Supplies – 2.5%
1,710	Wright Medical Group N.V. (a) (b)	49,795
	Hotels, Restaurants & Leisure – 0.9%
1,764	Caesars Entertainment Corp. (a) (b)	17,040
	Interactive Media & Services – 3.7%
12,039	Meet Group (The), Inc. (b)	74,281
	Machinery – 3.9%
577	WABCO Holdings, Inc. (b)	77,537
	Pharmaceuticals – 8.7%
920	Allergan PLC (a)	172,353
Shares	Description	Value

	Semiconductors & Semiconductor Equipment – 1.4%
2,421	Adesto Technologies Corp. (b)	$28,689
	Software – 10.6%
1,747	ForeScout Technologies, Inc. (b)	55,484
1,819	LogMeIn, Inc. (a)	155,452
		210,936
	Specialty Retail – 2.6%
404	Tiffany & Co. (a)	51,106
	Total Common Stocks	1,413,784
	(Cost $1,514,482)
REAL ESTATE INVESTMENT TRUSTS – 3.9%
	Equity Real Estate Investment Trusts – 3.9%
3,454	Front Yard Residential Corp.	39,410
861	Taubman Centers, Inc.	37,109
	Total Real Estate Investment Trusts	76,519
	(Cost $89,378)
	Total Investments – 75.1%	1,490,303
	(Cost $1,603,860) (c)
COMMON STOCKS SOLD SHORT – (15.5)%
	Banks – (4.5)%
(5,621)	First Horizon National Corp.	(51,039)
(1,286)	Independent Bank Group, Inc.	(38,978)
		(90,017)
	Biotechnology – (3.3)%
(800)	AbbVie, Inc.	(65,760)
	Capital Markets – (2.9)%
(1,526)	Charles Schwab (The) Corp.	(57,561)
	Health Care Equipment & Supplies – (4.6)%
(6,910)	Lantheus Holdings, Inc. (b)	(90,175)
	Hotels, Restaurants & Leisure – (0.2)%
(158)	Eldorado Resorts, Inc. (b)	(3,388)
	Total Common Stocks Sold Short	(306,901)
	(Proceeds $399,331)
	Net Other Assets and Liabilities – 40.4%	801,253
	Net Assets – 100.0%	$1,984,655

(a)	This security or a portion of this security is segregated as collateral for investments sold short.
(b)	Non-income producing security.

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $105,956 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $127,083. The net unrealized depreciation was $21,127. The amounts presented are inclusive of investments sold short.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows:
ASSETS TABLE
	Total Value at 4/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,413,784	$ 1,413,784	$ —	$ —
Real Estate Investment Trusts*	76,519	76,519	—	—
Total Investments	$ 1,490,303	$ 1,490,303	$—	$—

LIABILITIES TABLE
	Total Value at 4/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (306,901)	$ (306,901)	$ —	$ —

*	See Portfolio of Investments for industry breakout.